Total Rent Expense for All Operating Leases Except those with Terms of 1 Month or Less that were not Renewed (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Operating Leases [Line Items]
Rent expense	¥ 62,666	¥ 68,673	¥ 67,954